Memorandum items (Tables)	12 Months Ended
Dec. 31, 2019
Off-balance-sheet exposures
Schedule of contingent commitments
Contingent liabilities includes all transactions under which an entity guarantees the obligations of a third party and which result from financial guarantees granted by the entity or from other types of contract. The detail is as follows:

	2019	2018	2017
Loans commitment granted	241,179	218,083	207,671
Of which doubtful	352	298	81
Financial guarantees granted	13,650	11,723	14,499
Of which doubtful	154	181	254
Financial guarantees	13,619	11,557	14,287
Credit derivatives sold	31	166	212
Other commitments granted	68,895	74,389	64,917
Of which doubtful	747	983	992
Technical guarantees	33,890	35,154	30,273
Other	35,005	39,235	34,644

Schedule of off-balance sheet funds managed by the entity and joint ventures
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

Million euros
	2019	2018	2017
Investment funds	142,988	127,564	135,749
Pension funds	11,843	11,160	11,566
Assets under management	22,079	19,131	19,259
	176,910	157,855	166,574